Offerings	Feb. 19, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares, without par value
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 249,499,723.97
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,455.91
Offering Note

(1) There are being registered under this Registration Statement such indeterminate number of common shares, preferred shares, debt securities, subscription receipts, warrants, and units of enGene Holdings Inc. (the “Registrant”), and a combination of such securities, separately or as units, as may be sold by the Registrant from time to time, which collectively, shall have an initial maximum aggregate offering price not to exceed USD$400,000,000 (or its equivalent in any other currency used to denominate the securities). Pursuant to Rule 416 under the U.S.

Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of common shares, preferred shares, debt securities, subscription receipts, warrants, and units as may be issuable with respect to the securities being registered hereunder as a result of stock splits, stock dividends, or similar transactions. The proposed maximum aggregate offering price per security will be determined, from time to time, by the Registrant in connection with the sale of the securities under this Registration Statement..

(2) The proposed maximum aggregate offering price per class of security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered under this Registration Statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Instructions to the Calculation of Filing Fee Tables and Related Disclosure on Form S-3 under the Securities Act.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-283201
Carry Forward Initial Effective Date	Nov. 21, 2024
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Shares, without par value
Carry Forward Form Type	S-3
Carry Forward File Number	333-283201
Carry Forward Initial Effective Date	Nov. 21, 2024
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-283201
Carry Forward Initial Effective Date	Nov. 21, 2024
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Receipts
Carry Forward Form Type	S-3
Carry Forward File Number	333-283201
Carry Forward Initial Effective Date	Nov. 21, 2024
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-283201
Carry Forward Initial Effective Date	Nov. 21, 2024
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-283201
Carry Forward Initial Effective Date	Nov. 21, 2024
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,500,276.03
Carry Forward Form Type	S-3
Carry Forward File Number	333-283201
Carry Forward Initial Effective Date	Nov. 21, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 23,041.59
Offering Note

(3) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include $150,500,276.03 of unsold securities (the “Unsold Securities”) previously registered and offered by the Registrant pursuant to the Registration Statement on Form S-3 (File No. 333-283201) (the “Prior Registration Statement”), which was declared effective on November 21, 2024. In connection with the filing of the Prior Registration Statement, the Registrant paid a filing fee of USD$45,930.00 with respect to an aggregate of USD$300,000,000 of securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). Of this amount, USD$23,041.59 is associated with the Unsold Securities. Pursuant to Rule 457(p), the filing fee associated with the offering of the Unsold Securities is hereby carried forward to be applied to the Unsold Securities registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the Registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this Registration Statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6).